LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 23, 2019 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

Effective September 23, 2019, references to the preceding Treasurer and Principal Financial Officer are deleted in their entirety and replaced with the following:

Name, Year of Birth and Address	Position(s) with Trust/ Corporation	Term of Office* and Length of Time Served**	Principal Occupation(s) During the Past Five Years

Christopher Berarducci Born 1974 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Treasurer and Principal Financial Officer	Since 2019	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the officer took such office.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 28, 2018
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019
Western Asset Income Fund	November 30, 2018
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Mortgage Backed Securities Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 30, 2018
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 30, 2018
Western Asset Short Duration Municipal Income Fund	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2018
Western Asset Institutional Liquid Reserves	December 27, 2018
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2018
Western Asset Institutional U.S. Treasury Reserves	December 27, 2018
Western Asset Select Tax Free Reserves	December 27, 2018
Western Asset SMASh Series EC Fund	June 28, 2019
Western Asset SMASh Series C Fund	June 28, 2019
Western Asset SMASh Series M Fund	June 28, 2019
Western Asset SMASh Series TF Fund	June 28, 2019

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2018
Western Asset New York Tax Free Money Market Fund	December 27, 2018
Western Asset Prime Obligations Money Market Fund	December 27, 2018
Western Asset Tax Free Reserves	December 27, 2018
Western Asset U.S. Treasury Reserves	December 27, 2018

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2018
Western Asset Premium U.S. Treasury Reserves	December 27, 2018

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	April 29, 2019
Western Asset Variable Global High Yield Bond Portfolio	April 29, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund	September 28, 2018
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 28, 2018
Western Asset Macro Opportunities Fund	March 1, 2019
Western Asset Total Return Unconstrained Fund	September 28, 2018

Please retain this supplement for future reference.

WASX549212